Schedule III - Real Estate and Accumulated Depreciation - Real Estate Investment and Accumulated Depreciation Rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Real estate assets:
Beginning balance	$ 66,643,841	$ 0
Acquisitions of properties	103,942,402	66,453,353
Improvements	210,173	190,488
Ending balance	170,796,416	66,643,841
Accumulated depreciation and amortization:
Beginning balance	(2,738,190)	0
Depreciation and amortization	(6,966,232)	(2,738,190)
Ending balance	$ (9,704,422)	$ (2,738,190)